GRANT AND SUBSIDY INCOME	6 Months Ended
Oct. 31, 2023
Grant And Subsidy Income [Abstract]
GRANT AND SUBSIDY INCOME [Text Block]

12. GRANT AND SUBSIDY INCOME

During May 2022, the Company received a €0.5 million round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. During the six months ended October 31, 2023, the Company recorded €0.3 million in grant income related to this funding compared to the  €0.2 million recorded in the six months ended October 31, 2022.